Financial Instruments - Liquidity Analysis for Derivative Financial Instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 0	$ 0
Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	161	426
Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	161	426
Less Than 1 Month [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
Less Than 1 Month [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	26	62
Less Than 1 Month [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	26	62
1-3 Months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-3 Months [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	135	238
1-3 Months [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	135	238
3 Months to 1 Year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
3 Months to 1 Year [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	126
3 Months to 1 Year [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	126
1-5 Years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts inflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	0	0
1-5 Years [Member] | Forward exchange contracts outflows [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Undiscounted gross inflows (outflows) on derivatives	$ 0	$ 0